Allowance for Loan Losses, Impaired Loans Individually Evaluated by Class of Loan (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Recorded Investment With no related allowance	$ 3,066,656	$ 4,036,689
Unpaid Principal Balance With no related allowance	3,066,656	4,308,809
Average Recorded Investment With no related allowance	3,230,322	4,119,306
Interest Income Recognized With no related allowance	129,628	234,851
Recorded Investment With an allowance	1,807,476	2,031,141
Unpaid Principal Balance With an allowance	1,807,476	2,031,141
Related Allowance	377,914	348,941
Average Recorded Investment With an allowance	1,808,428	2,170,902
Interest Income Recognized With an allowance	8,571	76,346
Recorded Investment Combined	4,874,132	6,067,830
Unpaid Principal Balance Combined	4,874,132	6,339,950
Related Allowance Combined	377,914	348,941
Average Recorded Investment Combined	5,038,750	6,290,208
Interest Income Recognized Combined	138,199	311,197
Construction and Land Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With no related allowance	13,536	318,111
Unpaid Principal Balance With no related allowance	13,536	318,111
Average Recorded Investment With no related allowance	13,788	320,260
Interest Income Recognized With no related allowance	2,710	21,825
Recorded Investment With an allowance	0	0
Unpaid Principal Balance With an allowance	0	0
Related Allowance	0	0
Average Recorded Investment With an allowance	0	0
Interest Income Recognized With an allowance	0	0
Recorded Investment Combined	13,536	318,111
Unpaid Principal Balance Combined	13,536	318,111
Related Allowance Combined	0	0
Average Recorded Investment Combined	13,788	320,260
Interest Income Recognized Combined	2,710	21,825
Residential, 1-4 Families [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With no related allowance	174,314	263,562
Unpaid Principal Balance With no related allowance	174,314	263,562
Average Recorded Investment With no related allowance	174,882	261,364
Interest Income Recognized With no related allowance	7,269	21,295
Recorded Investment With an allowance	399,764	74,205
Unpaid Principal Balance With an allowance	399,764	74,205
Related Allowance	97,799	10,829
Average Recorded Investment With an allowance	402,691	77,144
Interest Income Recognized With an allowance	8,141	4,300
Recorded Investment Combined	574,078	337,767
Unpaid Principal Balance Combined	574,078	337,767
Related Allowance Combined	97,799	10,829
Average Recorded Investment Combined	577,573	338,508
Interest Income Recognized Combined	15,410	25,595
Nonfarm, Nonresidential [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With no related allowance	1,806,013	2,095,645
Unpaid Principal Balance With no related allowance	1,806,013	2,165,883
Average Recorded Investment With no related allowance	1,826,306	2,144,605
Interest Income Recognized With no related allowance	94,953	120,322
Recorded Investment With an allowance	852,925	816,776
Unpaid Principal Balance With an allowance	852,925	816,776
Related Allowance	117,215	131,950
Average Recorded Investment With an allowance	852,872	930,060
Interest Income Recognized With an allowance	358	24,653
Recorded Investment Combined	2,658,938	2,912,421
Unpaid Principal Balance Combined	2,658,938	2,982,659
Related Allowance Combined	117,215	131,950
Average Recorded Investment Combined	2,679,178	3,074,665
Interest Income Recognized Combined	95,311	144,975
Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With no related allowance	844,682	1,359,371
Unpaid Principal Balance With no related allowance	844,682	1,561,253
Average Recorded Investment With no related allowance	986,462	1,393,077
Interest Income Recognized With no related allowance	9,452	71,409
Recorded Investment With an allowance	554,787	1,140,160
Unpaid Principal Balance With an allowance	554,787	1,140,160
Related Allowance	162,900	206,162
Average Recorded Investment With an allowance	552,865	1,163,698
Interest Income Recognized With an allowance	72	47,393
Recorded Investment Combined	1,399,469	2,499,531
Unpaid Principal Balance Combined	1,399,469	2,701,413
Related Allowance Combined	162,900	206,162
Average Recorded Investment Combined	1,539,327	2,556,775
Interest Income Recognized Combined	9,524	118,802
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With no related allowance	0	0
Unpaid Principal Balance With no related allowance	0	0
Average Recorded Investment With no related allowance	0	0
Interest Income Recognized With no related allowance	0	0
Recorded Investment With an allowance	0	0
Unpaid Principal Balance With an allowance	0	0
Related Allowance	0	0
Average Recorded Investment With an allowance	0	0
Interest Income Recognized With an allowance	0	0
Recorded Investment Combined	0	0
Unpaid Principal Balance Combined	0	0
Related Allowance Combined	0	0
Average Recorded Investment Combined	0	0
Interest Income Recognized Combined	0	0
Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With no related allowance	228,111	0
Unpaid Principal Balance With no related allowance	228,111	0
Average Recorded Investment With no related allowance	228,884	0
Interest Income Recognized With no related allowance	15,244	0
Recorded Investment With an allowance	0	0
Unpaid Principal Balance With an allowance	0	0
Related Allowance	0	0
Average Recorded Investment With an allowance	0	0
Interest Income Recognized With an allowance	0	0
Recorded Investment Combined	228,111	0
Unpaid Principal Balance Combined	228,111	0
Related Allowance Combined	0	0
Average Recorded Investment Combined	228,884	0
Interest Income Recognized Combined	$ 15,244	$ 0